Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024 shares	Sep. 18, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
From time to time, the Company grants share options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date. The Company’s typical practice is to grant annual employee options in the first quarter of the year, on the 15th day of the month following the month in which the options are approved. Pursuant to the Company’s Equity Award Grant Policy, a committee consisting of the Company’s Chief Executive Officer and Chief Financial Officer is authorized to make option grants on preset dates to employees other than individuals designated as “officers” under Rule 16a-1 of the Securities Exchange Act of 1934 and any other senior executive as designated by the Compensation Committee. Also, non-employee directors receive automatic grants of initial and annual share option awards, at the time of a director’s initial appointment or election to the board and at the time of each annual meeting of the Company’s shareholders, respectively, pursuant to the Non-Employee Director Compensation Policy, as further described under the heading, “Non-Employee Director Compensation” below. Option grants are made on the regular, predetermined grant dates pursuant to the Company’s Equity Award Grant Policy and the Non-Employee Director Compensation Policy regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K and presents information regarding share options issued to our Named Executive Officers in fiscal year 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC. Neither Dr. Stevens nor Dr. Lin received share option awards during these periods. The Company granted a share option award to Dr. Coll on September 18, 2024, which was one business day after the Company filed a Form 8-K disclosing Dr. Bach’s departure from the Company. The exercise price of Dr. Coll’s newly granted option, which was granted effective on the date of his promotion to Chief Medical Officer on September 18, 2024, and which was made pursuant to the Employment Terms specified in his Offer Letter dated September 12, 2024, was based on the closing price of the Company’s ADSs on the Nasdaq stock market on the date of grant.
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)(1)	Grant Date Fair Value of the Award
Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award Between the Trading
Day Immediately Prior to
the Disclosure of Material
Nonpublic Information and
the Trading Day Beginning
Immediately Following
Disclosure of Material
Nonpublic Information

Blai Coll, M.D., Ph.D.	9/18/2024	111,000	12.75	$1,192,301	(4.45%)

(1)
The option exercise price per share is equal to the fair market value per ordinary share on the grant date based on the trading price of the Company’s ADSs. Each ADS represents three ordinary shares of the Company.

Award Timing Method	From time to time, the Company grants share options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date. The Company’s typical practice is to grant annual employee options in the first quarter of the year, on the 15th day of the month following the month in which the options are approved. Pursuant to the Company’s Equity Award Grant Policy, a committee consisting of the Company’s Chief Executive Officer and Chief Financial Officer is authorized to make option grants on preset dates to employees other than individuals designated as “officers” under Rule 16a-1 of the Securities Exchange Act of 1934 and any other senior executive as designated by the Compensation Committee.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Option grants are made on the regular, predetermined grant dates pursuant to the Company’s Equity Award Grant Policy and the Non-Employee Director Compensation Policy regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
The following table is being provided pursuant to Item 402(x)(2) of Regulation S-K and presents information regarding share options issued to our Named Executive Officers in fiscal year 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC. Neither Dr. Stevens nor Dr. Lin received share option awards during these periods. The Company granted a share option award to Dr. Coll on September 18, 2024, which was one business day after the Company filed a Form 8-K disclosing Dr. Bach’s departure from the Company. The exercise price of Dr. Coll’s newly granted option, which was granted effective on the date of his promotion to Chief Medical Officer on September 18, 2024, and which was made pursuant to the Employment Terms specified in his Offer Letter dated September 12, 2024, was based on the closing price of the Company’s ADSs on the Nasdaq stock market on the date of grant.
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)(1)	Grant Date Fair Value of the Award
Percentage Change in the
Closing Market Price of the
Securities Underlying the
Award Between the Trading
Day Immediately Prior to
the Disclosure of Material
Nonpublic Information and
the Trading Day Beginning
Immediately Following
Disclosure of Material
Nonpublic Information

Blai Coll, M.D., Ph.D.	9/18/2024	111,000	12.75	$1,192,301	(4.45%)

(1)
The option exercise price per share is equal to the fair market value per ordinary share on the grant date based on the trading price of the Company’s ADSs. Each ADS represents three ordinary shares of the Company.

Awards Close in Time to MNPI Disclosures
Number of Shares Represented by One American Depositary Receipt	3
Blai Coll, M.D., Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Blai Coll, M.D., Ph.D.
Underlying Securities		111,000
Exercise Price | $ / shares		$ 12.75
Fair Value as of Grant Date | $		$ 1,192,301
Underlying Security Market Price Change		4.45